Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Standards, Amendments and Interpretations Issued but not yet Applied [Abstract]
Cash	$ 389	$ 513
Cash equivalents	252	387
Cash and cash equivalents	$ 641	$ 900	$ 1,162